Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.000001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.000001
Common stock, shares authorized	400,000,000
Common stock, shares outstanding	46,929,065
Pono Capital Corp [Member]
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Redeemable Class A Common Stock [Member] | Pono Capital Corp [Member]
Redeemable common stock, par value	$ 0.000001	$ 0.000001
Redeemable common stock, shares authorized	100,000,000	100,000,000
Redemption of shares	11,500,000	11,500,000
Redemption price per share	$ 10.45	$ 10.15
Common Class A [Member] | Pono Capital Corp [Member]
Redemption of shares	11,500,000	11,500,000
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	751,675	521,675
Common stock, shares outstanding	751,675	521,675
Common Class B [Member] | Pono Capital Corp [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000